SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIFE (Details) - Notable Labs Inc [Member]	Dec. 31, 2022
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Furniture And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]